Significant acquisition and equity transactions (Tables)	12 Months Ended
Dec. 31, 2016
Zhejaing Vipshop Payment Co., Ltd (formerly known as Ebatong)
Significant acquisition and equity transactions
Schedule of estimated fair values for major classes of assets acquired and liabilities assumed

	RMB	Weighted average amortization period at the acquisition date (in years)
Net tangible liabilities acquired	(18,388)
Intangible assets—customer relationship	17,693	14
Goodwill	210,669
Deferred tax liabilities	(4,423)
Non-controlling interest	(59,851)

Total consideration	145,700

Consideration transferred
Cash	65,452
Fair value of the Group's previously held equity interests in Feiyuan (Note)	80,248

Total consideration	145,700

Note:

The fair value of the Group's previously held equity interests in Feiyuan as at the acquisition date was determined by using the discounted cash flow model. The key inputs from this valuation include a risk-adjusted discount rate and discount of lack of control. No gain or loss was recognized as a result of remeasuring to fair value of the previously held equity interests in Feiyuan.

Feiyuan
Significant acquisition and equity transactions
Schedule of estimated fair values for major classes of assets acquired and liabilities assumed

	RMB	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	95,332
Intangible assets—Payment license	319,660	Indefinite life
Goodwill	13,291

Total consideration	428,283

Consideration transferred and liabilities assumed
Cash	410,417
Other receivables	17,866

Total consideration	428,283